SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SHORT-TERM INVESTMENTS
Wealth management products	¥ 568,909		¥ 470,000
Time deposits	625,000		300,000
Total	¥ 1,193,909	$ 187,350	¥ 770,000